Revenue (Detail) $ in Millions, $ in Millions		12 Months Ended
	May 15, 2020 item	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		$ 24,782	$ 492,966	$ 506,711	$ 469,744
Number of market leaders | item	2
Mexico [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			320,694	346,659	319,792
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			62,758	67,076	63,601
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			14,800	16,440	19,245
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			5,531	6,857		$ 9,237
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			47,208	45,276	44,576
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			3,124	3,421	1,925
Ecuador [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			9,467	6,539
Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			178,599	188,784	177,182
FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			180,826	184,485	167,168
FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			65,172	58,922	51,739
FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			34,283	47,841	46,936
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			34,086	26,679	26,719
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			513,770	527,843	490,768
Operating segments [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			357,412	380,352	352,954
Operating segments [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			12,265
Operating segments [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			144,093	147,473	137,789
Operating segments [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues				18	25
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			183,615	194,471	182,342
Operating segments [member] | Coca-Cola FEMSA [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			106,783	109,249	100,162
Operating segments [member] | Coca-Cola FEMSA [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			76,832	85,223	82,180
Operating segments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			181,277	184,810	167,458
Operating segments [member] | FEMSA Comercio Proximity Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			179,218	182,864	166,040
Operating segments [member] | FEMSA Comercio Proximity Division [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			15
Operating segments [member] | FEMSA Comercio Proximity Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			2,044	1,946	1,418
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			65,172	58,922	51,739
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			9,716	8,170	7,898
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			55,456	50,752	43,841
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			34,292	47,852	46,936
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			34,292	47,852	46,936
Operating segments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			49,414	41,788	42,293
Operating segments [member] | Other [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			27,403	32,217	31,918
Operating segments [member] | Other [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			12,250
Operating segments [member] | Other [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			9,761	9,552	10,350
Operating segments [member] | Other [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues				18	25
Operating segments [member] | Goods Offered For Sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			487,610	499,254	461,715
Operating segments [member] | Goods Offered For Sale [Member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			183,615	194,472	182,342
Operating segments [member] | Goods Offered For Sale [Member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			181,277	184,810	167,458
Operating segments [member] | Goods Offered For Sale [Member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			65,172	58,922	51,739
Operating segments [member] | Goods Offered For Sale [Member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			34,292	47,852	46,936
Operating segments [member] | Goods Offered For Sale [Member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			23,254	13,198	13,240
Operating segments [member] | Services Provided To Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			26,160	28,589	29,053
Operating segments [member] | Services Provided To Customers [Member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			26,160	28,589	29,053
Consolidation adjustments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			(20,804)	(21,132)	(21,024)
Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			(5,016)	(5,688)	(5,160)
Consolidation adjustments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			(451)	(325)	(290)
Consolidation adjustments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			(9)	(11)
Consolidation adjustments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues			$ (15,328)	$ (15,108)	$ (15,574)
Acquisition Of WAXIE Sanitary Supply And North American Corporation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of market leaders | item	2
Percentage of voting equity interests acquired	89.00%	89.50%	89.50%